Restructuring - Reserve Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Canada
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 497	$ 4,830	$ 9,667
Cash paid	(436)
Canada | Severance and related expense
Restructuring Reserve [Roll Forward]
Beginning Balance	309	1,121
Restructuring charges	466	707
Cash paid	(436)	(1,519)
Ending Balance	339	309	1,121
United States
Restructuring Reserve [Roll Forward]
Restructuring charges	430	4,779
Cash paid	(936)
United States | Severance and related expense
Restructuring Reserve [Roll Forward]
Beginning Balance	825	3,286
Restructuring charges	111	1,789
Cash paid	$ (936)	(4,250)
Ending Balance		$ 825	$ 3,286